Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Entities in Which Bank Directly or Indirectly Owns a Controlling Interest

The following table details the entities in which the Bank, directly or indirectly – owns a controlling interest and that are therefore consolidated in these financial statements:

				Interest Owned
			Functional	Direct		Indirect		Total
RUT	Subsidiaries	Country	Currency	2024	2023	2024	2023	2024	2023
				%	%	%	%	%	%
96,767,630-6	Banchile Administradora General de Fondos S.A.	Chile	Ch$	99.98	99.98	0.02	0.02	100.00	100.00
96,543,250-7	Banchile Asesoría Financiera S.A.	Chile	Ch$	99.96	99.96	—	—	99.96	99.96
77,191,070-K	Banchile Corredores de Seguros Ltda.	Chile	Ch$	99.83	99.83	0.17	0.17	100.00	100.00
96,571,220-8	Banchile Corredores de Bolsa S.A.	Chile	Ch$	99.70	99.70	0.30	0.30	100.00	100.00
96,645,790-2	Socofin S.A.	Chile	Ch$	99.00	99.00	1.00	1.00	100.00	100.00
77,955,969-6	Operadora de Tarjetas B-Pago S.A. (*)	Chile	Ch$	99.90	—	0.10	—	100.00	—

Schedule of Maximum Period for Write-Offs of Loans

Criteria under which loans are written-off when collection efforts have been exhausted, but not later than the following maximum periods:

Type of Loan	Term
Consumer loans – secured and unsecured	6 months
Other transactions – unsecured	24 months
Commercial loans – secured	36 months
Residential mortgage loans	48 months
Consumer leases	6 months
Other non-real estate lease transactions	12 months
Real estate leases (commercial or residential)	36 months

Schedule of Estimated Useful Lives	Estimated useful lives for 2024 and 2023 are as follows:
Buildings	50 years
Installations (in general)	10 years
Equipment	5 years
Office furniture	5 years